21. Fair Value (Details 1) (Fair Value Level 2, USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value Level 2
Assets: (market approach)
Mortgage servicing rights	$ 1,009,623	$ 1,167,808
Impaired loans, net of related allowance	737,274	3,463,540
OREO	$ 1,074,705	$ 90,000